Commitments and Contingencies (Schedule of Future Contractual Capital Lease Payments) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Commitments And Contingencies Disclosure [Abstract]
2016		$ 6.4
2017		7.0
2018		5.6
2019		5.0
2020		3.8
Thereafter		17.3
Total minimum lease payments		45.1
Less amounts representing interest		(12.4)
Less current portion	$ (5.4)	(4.4)	$ (2.4)
Capital lease obligations, non-current	$ 30.5	$ 28.3	$ 25.7